CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME - GBP (£) £ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Profit or loss [abstract]
Revenue from contracts with customers	£ 772,255	£ 740,756	£ 794,733
Cost of sales
Direct cost of sales	(550,894)	(532,860)	(505,679)
Allocated cost of sales	(27,659)	(28,188)	(24,977)
Total cost of sales	(578,553)	(561,048)	(530,656)
Gross profit	193,702	179,708	264,077
Selling, general and administrative expenses	(162,195)	(159,568)	(151,232)
Operating profit	31,507	20,140	112,845
Finance expense	(15,459)	(10,032)	(14,826)
Finance income	8,065	16,872	16,144
Net finance (expense)/income	(7,394)	6,840	1,318
Profit before tax	24,113	26,980	114,163
Tax on profit on ordinary activities	(2,901)	(9,858)	(20,000)
Profit for the year and profit attributable to the equity holders of the Company	21,212	17,122	94,163
Items that may be reclassified subsequently to profit or loss:
Exchange differences on translating foreign operations and net investment hedge impact	(40,376)	(3,041)	(9,999)
Total comprehensive (expense)/income for the year attributable to the equity holders of the Company	£ (19,164)	£ 14,081	£ 84,164
Earnings per share (EPS):
Basic EPS (in gbp per share)	£ 0.36	£ 0.29	£ 1.64
Diluted EPS (in gbp per share)	£ 0.36	£ 0.29	£ 1.62
Weighted average number of shares outstanding - basic (in shares)	58,461,621	58,318,968	57,314,839
Weighted average number of shares outstanding - diluted (in shares)	58,875,460	58,749,497	58,082,388